CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF CASH FLOWS
Decrease / (increase) of prepaid expenses	€ 4,000	€ (1,100)	€ (4,100)
Indemnification amount received			2,000
Proceeds from exercise of warrants	€ 2	€ 0	€ 49